Summary Prospectus – April 28, 2025
JNL/Cohen & Steers U.S. Realty Fund
Class A
Class I
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at https://www.jackson.com/fund-literature.html. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 28, 2025, as amended, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Fund is to seek total return through investment in real estate securities.
Expenses.  This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.58%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses[2]	1.03%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.58%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses[2]	0.73%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL/Cohen & Steers U.S. Realty Fund Class A
1 year	3 years	5 years	10 years
$105	$328	$569	$1,259

JNL/Cohen & Steers U.S. Realty Fund Class I
1 year	3 years	5 years	10 years
$75	$233	$406	$906

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.
Period
1/1/2024 - 12/31/2024	255%

Portfolio turnover for the period of January 1, 2024 through October 20, 2024  is from the prior sub-adviser, Heitman Real Estate Securities LLC.
Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities issued by real estate companies operating in the United States, including real estate investment trusts (“REITs”). Real estate equity securities include common stocks, preferred stocks, other equity securities issued by real estate companies, including REITs and similar REIT-like entities. A real estate company is one that (i) derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and land; or (ii) has at least 50% of its assets invested in real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. The Fund may invest without limit in shares of REITs. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders (other than net capital gains for each taxable year). REIT-like entities are organized outside of the U.S. and have operations and receive tax treatment in their respective countries similar to that of U.S. REITs. The Fund may invest in real estate companies of any market capitalization.
Cohen & Steers Capital Management, Inc., the Fund’s sub-adviser (“Sub-Adviser”) uses a bottom-up strategy, relative value investment process when selecting publicly traded real estate securities. To guide the portfolio construction process, the Sub-Adviser uses a proprietary valuation model that quantifies relative valuation of real estate securities based on price-to-net asset value (“NAV”), cash flow multiple/growth ratios, and a dividend discount model (“DDM”). The Sub-Adviser incorporates both quantitative and qualitative analysis in their NAV, cash flow, growth and DDM estimates. The company research process includes an evaluation of the commercial real estate supply and demand dynamics, management, strategy, property quality, financial strength and corporate structure. Judgments with respect to risk control, geographic and property sector diversification, liquidity and other factors are considered along with the models’ output and drive the Sub-Adviser’s investment decisions.
The Fund may also invest in securities of foreign issuers that meet the same criteria for investment as domestic companies, including investments in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”).
The Fund has the ability to invest in other investment companies, such as exchange-traded funds, money market funds, unit investment trusts and open-end and closed-end funds, including affiliated investment companies.
The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.
Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:
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Concentration risk – The Fund may concentrate its investments in certain securities.  To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

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Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

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Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities.  The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

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Real estate investment risk – Risks of investing in real estate securities include falling property values due to increasing vacancies in rental properties, declining rents resulting from economic, legal, tax, cultural, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and other market conditions. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of real estate investments as well as mortgage-backed securities that may be held by the Fund.  Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

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REIT investment risk – The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the Investment Company Act of 1940, as amended, or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.

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Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.  In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.

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Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

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Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

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Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Risks of preferred securities include (i) the ability of the issuer to defer or omit distributions for a stated period in its sole discretion, (ii) the potential for the security to lose value based on the credit worthiness of the issuer or its decision to defer distributions, (iii) the potential for the security to lose value in light of the increase in market interest rates (iv) the potential for the issuer to call (repay) the security or extend the term of the security, subject to the security’s terms and issuer’s discretion, which may impact the value of the security in light of prevailing market interest rates at that time, (v) the risk that the preferred securities may have a less liquid market than government securities or other equity securities issued by the issuer, and (vi) being subject to the decisions of voting shareholders of an issuer as preferred securities typically contain limited, or no, voting rights.

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Managed portfolio risk – As an actively managed portfolio, the Fund's portfolio manager(s) make decisions to buy and sell holdings in the Fund's portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

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Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer.  Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.

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Investment in other investment companies risk – As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.

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Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

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Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

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Government regulatory risk – Certain industries or sectors, including, but not limited to, real estate, financial services, utilities, oil and natural gas exploration and production, and health care are subject to increased regulatory requirements.  There can be no guarantee that companies in which the Fund invests will meet all applicable regulatory requirements.  Certain companies could incur substantial fines and penalties for failing to meet government regulatory requirements.  These requirements may also result in additional compliance expenses and costs.  Such increased regulatory compliance costs could hurt a company’s performance.

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Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

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Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs. They may be traded in the over-the-counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Holders of un-sponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services.   Depositary receipts involve many of the same risks as direct investments in foreign securities.  These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.  Investments in depositary receipts that are exchange traded or OTC may also subject the Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.

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Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance prior to October 21, 2024 reflects the Fund's results when managed by the former sub-adviser, Heitman Real Estate Securities LLC.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
Effective April 29, 2024, the Morningstar® US Target Market Exposure Index℠ replaced the Morningstar® US REIT Index℠ as the Fund’s broad-based securities market index in accordance with new regulatory disclosure requirements. The Morningstar® US REIT Index℠ is included as an additional index for the Fund because the Adviser believes it more closely reflects the market segments in which the Fund invests.
Annual Total Returns as of December 31

Class A
Best Quarter (ended 9/30/2024): 16.22%; Worst Quarter (ended 3/31/2020): -25.30%

Annual Total Returns as of December 31

Class I
Best Quarter (ended 9/30/2024): 16.35%; Worst Quarter (ended 3/31/2020): -25.28%

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (August 13, 2018)
JNL/Cohen & Steers U.S. Realty Fund (Class A)	4.46%	3.28%	5.20%
Morningstar US Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	24.91%	14.45%	13.93%
Morningstar US REIT Index (reflects no deduction for fees, expenses, or taxes)	4.75%	3.24%	5.75%

Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Class (August 13, 2018)
JNL/Cohen & Steers U.S. Realty Fund (Class I)	4.83%	3.58%	5.51%
Morningstar US Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	24.91%	14.45%	13.93%
Morningstar US REIT Index (reflects no deduction for fees, expenses, or taxes)	4.75%	3.24%	5.75%

Portfolio Management.
Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)
Sub-Adviser:
Cohen & Steers Capital Management, Inc. ("C&S")
Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Jon Cheigh	October 2024	Vice President and Chief Investment Officer, C&S
Jason Yablon	October 2024	Executive Vice President and Head of Listed Real Estate, C&S
Mathew Kirschner	October 2024	Senior Vice President, C&S

Purchase and Redemption of Fund Shares
Only separate accounts of Jackson National Life Insurance Company (“Jackson National”) or Jackson National Life Insurance Company of New York (“Jackson National NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson National or Jackson National NY that invests directly, or through a fund of funds, in this Fund.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.
This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.
Tax Information
The Fund’s shareholders are separate accounts of Jackson National or Jackson National NY and mutual funds owned directly or indirectly by such separate accounts.  Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.
Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.